Shareholder Report, Average Annual Return (Details) 193798_Innovator International Developed Power Buffer ETF - July_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	76 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Innovator International Developed Power Buffer ETF™ - July
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Innovator International Developed Power Buffer ETF - July NAV
Average Annual Return, Percent	16.54%	7.57%	5.86%
MSCI EAFE Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net (USD)
Average Annual Return, Percent	23.03%	12.33%	8.79%
MSCI EAFE Price (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Price (USD)
Average Annual Return, Percent	19.91%	9.46%	6.09%